8. INTANGIBLE ASSETS (Details 1) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets Details 1
2014		$ 64,286
2015		64,286
2016		64,286
2017		64,286
2018		64,286
Thereafter		374,999
Finite-Lived Intangible Assets, Net	$ 664,286	$ 696,429	$ 760,714